Property, Plant, and Equipment	8 Months Ended	14 Months Ended
	Mar. 31, 2011	Sep. 30, 2011
Property, Plant, and Equipment
Property, Plant and Equipment [Table Text Block]

NOTE 5 – WEBSITE

Website consisted of the following as of:

March 31,
2011
Website	$ 244
Accumulated amortization	-
$ 244

During the period from Inception (July 28, 2010) through March 31, 2011, the Company recorded amortization expense of $0. The Company will commence amortization in April 2011 as this is when the website was launched and went “live” on the internet.

NOTE 4 – WEBSITE

Website consisted of the following as of:

	September 30,	March 31,
	2011	2011
Website	$ 244	$ 244
Accumulated amortization	(41)	-
	$ 203	$ 244

During the three months ended September 30, 2011, the Company recorded amortization expense of $20. During the six months ended September 30, 2011, the Company recorded amortization expense of $41.